Concentration of Credit risk	12 Months Ended
Mar. 31, 2026
Concentration of Credit risk [Abstract]
Concentration of Credit risk

Note 21 — Concentration of Credit risk

(1)	Major customers

For the year ended March 31, 2026, customer C accounted for approximately 11% of the Company’s total revenue. For the year ended March 31, 2025, customers F, C, and A, are accounted for approximately 15%, 15%, and 14% of the Company’s total revenue, respectively. For the year ended March 31, 2024, customers A, F, B and C from the Company’s distribution of console game segment are accounted for approximately 17%, 12%, 11%, and 11% of the Company’s total revenue, respectively.

As of March 31, 2026, customer B and A from the Company’s distribution of console game segment and game publishing segment accounted for approximately 27% and 19% of the total balance of accounts receivable, respectively. As of March 31, 2025, customers A, B, E and C from the Company’s distribution of console game segment and game publishing segment accounted for approximately 31%, 17%, 17% and 12% of the total balance of accounts receivable, respectively.

(2)	Major vendors

For the year ended March 31, 2026, one vendor accounted for approximately 21% of the Company’s total cost of goods sold. For the year ended March 31, 2025, three vendors a, b and o accounted for approximately 41%, 13% and 10% of the Company’s total cost of goods sold, respectively. For the year ended March 31, 2024, two vendors a and b are accounted for approximately 34% and 21% of the Company’s total cost of goods sold, respectively.

As of March 31, 2026, five vendors A, e, b, a and y accounted for approximately 16%, 14%, 12%, 11% and 10% of the Company’s total balance of accounts payable, respectively. As of March 31, 2025, vendors h, a, and e accounted for approximately 46%, 16% and 16% of the Company’s total balance of accounts payable, respectively.

(3)	Credit risk

Financial instruments that are potentially subject to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $58,171 (SGD 75,000) per account. As of March 31, 2026 and 2025, the Company had cash balance of $32,177,785 and $17,323,837, respectively, maintained at DI Scheme banks in Singapore, of which $31,231,177 and $16,379,947 were subject to credit risk, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of $102,041 (HKD 800,000) if the bank with which an individual/a Company holds its eligible deposit fails. As of March 31, 2026 and 2025, cash balance of $382,545 and $427,289, respectively, was maintained at financial institutions in Hong Kong, of which $247,354 and $218,660 were subject to credit risk, respectively. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to $61,771 (MYR 250,000) per depositor per insured bank. As of March 31, 2026 and 2025, the Company had cash balance of $1,617,945 and $110,745, respectively, maintained at banks in Malaysia, of which $1,410,297 and $50,485 were subject to credit risk, respectively. The Brazilian Deposit Insurance System (FGC) provides deposit insurance coverage of up to $47,971 (BRL 250,000) per depositor per financial institution. As of March 31, 2026 and 2025, the Company had cash balances of $2,126 and $7,526 maintained in Brazilian financial institutions, respectively, none of which was subject to credit risk. The China’s Deposit Insurance Fund (DIF) provides deposit insurance coverage of up to $72,485 (RMB 500,000) per depositor per financial institution. As of March 31, 2026 and 2025, the Company had cash balances of $52,163 and $377,982 maintained in China’s financial institutions, respectively, of which nil and $309,048 were subject to credit risk, respectively. The Japan Deposit Insurance Corporation of Japan (DICJ) provides deposit insurance coverage of up to $62,861 (JYP 10,000,000) per depositor per financial institution. As of March 31, 2026 and 2025, the Company had cash balance of $13,051 and nil maintained in Japan’s financial institutions, respectively, none of which was subject to credit risk. The Thailand Deposit Protection Agency (DPA) provides deposit insurance coverage of up to $30,590 (THD 1,000,000) per depositor per financial institution. As of March 31, 2026 and 2025, the Company had cash balance of $2,149,294 and nil maintained in Thailand’s financial institutions, respectively, of which $2,056,900 and nil were subject to credit risk, respectively. The Dubai Deposit Guarantee Scheme (DGS) provides deposit insurance coverage of up to $136,117 (AED 500,000) per depositor per financial institution. As of March 31, 2026 and 2025, the Company had cash balance of $145,387 and nil maintained in Dubai’s financial institutions, respectively, of which $7,850 and nil were subject to credit risk, respectively. The Central Deposit Insurance Corporation (CDIC) in Taiwan, China, provides deposit insurance coverage of up to $93,604 (TWD 3,000,000) per depositor per financial institution. As of March 31, 2026 and 2025, the Company had cash balances of $31,109 and nil maintained in Taiwan, China’s financial institutions, respectively, of which nil and nil were subject to credit risk, respectively.

While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.